Schedule I-Summary of Investments Other-Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2014
Schedule I-Summary of Investments Other-Than-Investments in Related Parties
Schedule I-Summary of Investments Other-Than-Investments in Related Parties

Union Security Insurance Company

at December 31, 2014

Schedule I—Summary of Investments Other –Than–Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which shown in balance sheet
	(in thousands)
Fixed maturity securities:
United States Government and government agencies and authorities	$19,221	$19,475	$19,475
States, municipalities and political subdivisions	42,745	45,788	45,788
Foreign governments	19,061	21,824	21,824
Asset-backed	684	734	734
Commercial mortgage-backed	3,794	3,896	3,896
Residential mortgage-backed	65,090	72,026	72,026
Corporate	2,099,296	2,514,945	2,514,945
Total fixed maturity securities	2,249,891	2,678,688	2,678,688

Equity securities:
Common stocks	92	414	414
Non-redeemable preferred stocks	122,255	135,332	135,332
Total equity securities	122,347	135,746	135,746
Commercial mortgage loans on real estate, at amortized cost	499,814	569,754	499,814
Policy loans	11,663	11,663	11,663
Short-term investments	64,104	64,104	64,104
Collateral held/pledged under securities agreements	42,941	42,941	42,941
Other investments	109,740	109,740	109,740
Total investments	$3,100,500	$3,612,636	$3,542,696